Other current assets - Summary of Other Current Assets (Detail) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Other Current Assets [Line Items]
Clinical trial deposit			$ 205,000	$ 205,000	$ 114,000	$ 1,075,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Other Current Assets [Line Items]
Employee Retention Tax Credit	$ 214,699	$ 214,699
Employee Retention Tax Credit		214,699			334,443
NIH Grant Receivable	194,670	222,702			0
Clinical trial deposit	204,955	204,955			0
Other current assets	414,764	316,352			159,326
Total other current assets	$ 1,029,088	$ 958,708			$ 493,769